Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income Taxes Expense Benefit From Continuing Operations

		(In Millions)
	2012	2011	2010
Income (loss) from continuing operations before income taxes:
U.S.	$(84)	$(575)	$(928)
Foreign	157	183	183

	$73	$(392)	$(745)

Income tax expense (benefit) on income (loss) from continuing operations:
Currently payable:
U.S. Federal	$—	$—	$(24)
State and local	(2)	(1)	22
Foreign	51	63	57
Deferred:
U.S. Federal	31	(103)	190
State and local	7	—	(7)
Foreign	4	1	3

	$91	$(40)	$241

Deferred tax assets at December 31:
Receivables	$14	$14
Inventories	24	28
Other assets, principally stock-based compensation	118	121
Accrued liabilities	156	141
Long-term liabilities	253	260
Net operating loss carryforward	400	260
Tax credit carryforward	25	20

	990	844
Valuation allowance	(787)	(688)

	203	156

Deferred tax liabilities at December 31:
Property and equipment	180	178
Intangibles	286	192
Investment in foreign subsidiaries	8	—
Other	9	25

	483	395

Net deferred tax liability at December 31	$280	$239

Reconciliation of U.S. Federal Statutory Tax Rate to Income Tax (Benefit) Expense on (Loss) Income from Continuing Operations

A reconciliation of the U.S. Federal statutory tax rate to the income tax expense (benefit) on income (loss) from continuing operations was as follows:

	2012	2011	2010
U.S. Federal statutory tax rate – expense (benefit)	35%	(35%)	(35%)
State and local taxes, net of U.S. Federal tax benefit	4	—	1
(Lower) higher taxes on foreign earnings	(9)	—	(1)
U.S. and foreign taxes on distributed and undistributed foreign earnings	1	—	—
Goodwill and other intangible assets impairment charges providing no tax benefit	2	3	18
U.S. Federal valuation allowance	89	24	50
Other, net	3	(2)	(1)

Effective tax rate – expense (benefit)	125%	(10%)	32%

Reconciliation of Beginning and Ending Liability for Uncertain Tax Positions, Including Related Interest and Penalties

A reconciliation of the beginning and ending liability for uncertain tax positions, including related interest and penalties, is as follows:

			(In millions)
	Uncertain Tax Positions	Interest and Penalties	Total
Balance at January 1, 2011	$71	$23	$94
Current year tax positions:
Additions	6		6
Reductions	(1)		(1)
Prior year tax positions:
Additions	6		6
Reductions	(1)		(1)
Settlements with tax authorities	(4)	(2)	(6)
Lapse of applicable statute of limitations	(16)		(16)
Interest and penalties recognized in income tax expense		(1)	(1)

Balance at December 31, 2011	$61	$20	$81

Current year tax positions:
Additions	6		6
Prior year tax positions:
Reductions	(4)		(4)
Settlements with tax authorities	—		—
Lapse of applicable statute of limitations	(12)		(12)
Interest and penalties recognized in income tax expense	—	(3)	(3)

Balance at December 31, 2012	$51	$17	$68